Other Real Estate Owned (Tables)	12 Months Ended
Dec. 31, 2014
Text Block [Abstract]
Expenses Applicable to Other Real Estate Owned	Expenses applicable to other real estate owned are as follows (in thousands):

	Year Ended December 31,
	2014	2013
Write-down on other real estate owned	$—	14
Operating expenses	49	48

	$49	62

Summary of Expenses Applicable to Other Real Estate Owned

Other real estate owned which is measured at fair value on a nonrecurring basis is as follows (in thousands):

	At Year End					Losses
	Total	Level 1	Level 2	Level 3	Total Losses	Recorded During the Year
At December 31, 2014-
Foreclosed real estate	$41	—	—	41	—	—

At December 31, 2013-
Foreclosed real estate	$1,422	—	—	1,422	428	—